Consolidated Balance Sheets - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents		$ 10,863,040	$ 1,594,594
Restricted cash			230,400
Accounts receivable, net		18,503,286	15,207,029
Advances to suppliers, net		1,847,637	1,882,408
Inventories		1,611,836	1,308,526
Acquisition deposit			565,000
Prepaid expenses and other current assets		774,665	356,498
Total Current Assets		33,600,464	21,144,455
Property, plant and equipment, net		39,833,280	34,160,330
Intangible assets, net		7,401,550	7,092,370
Other assets			174,829
Deferred tax assets		296,535	89,015
Total Assets		81,131,829	62,660,999
Current Liabilities:
Short term bank loans, net		7,540,381	5,734,666
Long term bank loans-current portion		4,460,524	4,391,260
Bank notes payable			720,000
Advances from customers		7,078,609	7,924,658
Deferred revenue		520,872	507,200
Accounts payable		2,506,484	4,405,118
Accrued and other liabilities		716,960	915,307
Taxes payable		3,352,512	2,310,902
Due to related parties		375,697	1,199,620
Total Current Liabilities		26,552,039	28,108,731
Long term bank loans		2,951,040	6,249,600
Total Liabilities		29,503,079	34,358,331
Commitments and Contingencies
Equity:
Common Stock, $0.001 par value, 200,000,000 shares authorized, 22,760,000 and 18,640,000 shares issued and outstanding as of December 31, 2017 and 2016	[1]	22,760	18,640
Additional paid-in capital		42,278,252	23,741,828
Statutory reserve		1,989,475	1,033,524
Accumulated earnings		5,246,950	224,512
Accumulated other comprehensive loss		(216,414)	(1,728,096)
Total RETO Eco Solutions Inc. Stockholders' Equity		49,321,023	23,290,408
Noncontrolling interest		2,307,727	5,012,260
Total Equity		51,628,750	28,302,668
Total Liabilities and Equity		$ 81,131,829	$ 62,660,999

[1]	Retroactively restated for effect of stock recapitalization